S000006334 [Member] Investment Objectives and Goals - TCW Core Fixed Income Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Core Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.